CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (120,557)	$ (21,057)	$ (19,576)	$ (2,370)
Cash (used in) provided by operating activities:
Stock-based compensation	7,736	0	0	0
Depreciation and amortization	26,982	8,190	13,904	13,421
Non-cash lease expense	740	0	0	0
Change in fair value of derivative warrant liabilities	(6,793)	0	0	0
Non-cash loss from change in fair value on interest rate collar	592	0	0	0
Loss on extinguishment of debt	0	0	2,317	0
Gain on PPP Loan forgiveness	0	0	(6,824)	0
Amortization of debt issuance costs	677	767	1,139	798
Amortization of related party liability	(12,186)	0	0	0
Deferred income taxes	(5,823)	90	9,374	(3,044)
Loss on impairment of goodwill	68,715	0	0	0
(Gain) Loss on disposal of equipment	(2)	35	52	0
Loss on write-off of loan receivable	0	0	2,555	0
Changes in operating assets and liabilities, net of impact of business combinations:
Accounts receivable	(204)	3,524	(5,057)	(16,661)
Related party accounts receivable	265	0	0	0
Inventories	6,382	(13,008)	(6,010)	4,441
Prepaid expenses	(213)	658	(1,097)	(1,919)
Other current assets and other assets	(250)	(352)	612	1,159
Accounts payable	(1,021)	9,635	9,647	(7,391)
Related party accounts payable	43	0	0	0
Operating lease liabilities	(724)	0	0	0
Other current liabilities and other liabilities	(39,336)	1,481	2,493	4,135
Net cash (used in) provided by operating activities	(74,977)	(10,037)	3,529	(7,431)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditure on intangible assets	(247)	(248)	(863)	(653)
Capital expenditure on property and equipment	(1,340)	(661)	(424)	(1,054)
Advances for note receivable	0	0	(2,500)	0
Proceeds from trust account	44,883	0	0	0
Net cash (used in) provided by investing activities	(544,367)	(909)	(3,787)	(1,707)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from PIPE investments	118,000	0	0	0
Proceeds from FPA investments	333,000	0	0	0
Proceeds from term loan	175,000	0	110,000	0
Repayment of term loan	(4,348)	(1,375)	(72,455)	(9,370)
Proceeds from revolving credit facility	14,117	6,000	20,000	29,000
Repayment of revolving credit facility	0	0	(44,000)	(9,000)
Proceeds from PPP Loan	0	0	0	6,750
Payment of debt issuance costs	(6,304)	(742)	(6,383)	(1,017)
Payment of dividends	0	0	(2,000)	(2,044)
Net cash (used in) provided by financing activities	629,465	3,883	5,162	14,319
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	10,121	(7,063)	4,904	5,181
Effect of foreign exchange rates on cash and cash equivalents	(36)	96	(32)	0
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—Beginning of period	6,477	13,444	8,572	3,391
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—End of period	10,163	6,477	13,444	8,572
SUPPLEMENTAL CASH FLOW DATA – CASH PAID:
Income taxes	152	3	0	9
Interest	5,550	5,053	10,014	5,449
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Capital expenditures in accounts payable and accruals	406	43	86	0
Capital contribution of trademarks	0	0	0	4,058
Obagi China Distribution to shareholder	0	13,113	0	0
Conversion of promissory note to warrants	650	0	0	0
Obagi
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of Business Combinations, net of cash acquired	(465,010)	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of ordinary shares for Business Combinations	277,824	0	0	0
Milk
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of Business Combinations, net of cash acquired	(122,653)	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of ordinary shares for Business Combinations	$ 200,087	$ 0	$ 0	$ 0